Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2012
Registrant Name	LORD ABBETT INVESTMENT TRUST
Central Index Key	0000911507
Amendment Flag	false
Document Creation Date	Oct. 30, 2013
Document Effective Date	Oct. 30, 2013
Prospectus Date	Apr. 01, 2013